INVESTMENTS IN ASSOCIATES (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ARS ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Statement [Line Items]
Contributions made	$ 72,037,000		$ 0	$ 0
Forestal Arauco S.A. [member]
Statement [Line Items]
Contributions made	$ 500,000
Contributions made number of shares acquired | shares	500	500
Contributions made, number of shares acquired, price per 500 shares	$ 500
Agricola Fresno Spa [Member] | Forestal Arauco S.A. [member]
Statement [Line Items]
Contributions made	12,066,000
Parque Elico Ovejera Sur SpA. [Member] | Arauco Bioenergia S.A. [member]
Statement [Line Items]
Contributions made	$ 285,000,000
Contributions made number of shares acquired | shares	296	296
Contributions made, number of shares acquired, price per 500 shares	$ 285,000
Sonae Arauco S.A. [Member] | Arauco Wood Limited. [Member]
Statement [Line Items]
Contributions made	$ 25,000,000
Contributions made number of shares acquired | shares	26,240	26,240
Contributions made, number of shares acquired, price per 500 shares	$ 714,286,000
Falcão MS SPE S.A., [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates	23,553,000	$ 116,742
Falcão MS SPE S.A., [Member] | Arauco Participacoes Florestais Ltda [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates	$ 11,395,000	$ 63,488